EARNINGS PER SHARE - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Earnings Per Share [Abstract]
Potentially dilutive shares (in shares)	1,926	1,711	733